CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents at beginning of year	$ 477,696	$ 469,416	$ 529,650
Cash flows from operating activities:
Net income	439,834	330,127	420,197
Adjustments to reconcile net income to cash flows from operating activities:
Depreciation and amortization	107,370	99,020	96,753
Write-offs associated with restructuring and other	0	61,809	0
Stock-based compensation	10,164	15,211	27,069
Excess tax benefits realized from stock-based compensation arrangements	(3,266)	(14,809)	(10,574)
Equity in net income of unconsolidated investments (net of tax)	(31,729)	(38,067)	(43,754)
Dividends received from unconsolidated investments and nonmarketable securities	21,632	26,908	23,685
Pension and postretirement (benefit) expense	(132,707)	77,442	97,207
Pension and postretirement contributions	(13,294)	(21,610)	(59,773)
Unrealized gain on investments in marketable securities	(3,681)	(1,872)	(688)
Increase (Decrease) in Deferred Income Taxes	64,865	(14,587)	(11,198)
Change in current assets and liabilities:
Increase in accounts receivable	(65,906)	(25,992)	(16,435)
(Increase) decrease in inventories	(1,810)	7,364	(41,749)
Decrease (increase) in other current assets excluding deferred income taxes	5,261	(19,590)	4,499
Increase (decrease) in accounts payable	21,316	(16,798)	(11,971)
Increase in accrued expenses and income taxes payable	10,136	7,306	28,229
Other, net	4,674	16,904	(14,138)
Net cash provided by operating activities	432,859	488,766	487,359
Cash flows from investing activities:
Capital expenditures	(155,346)	(280,873)	(190,574)
Cash payments related to acquisitions and other	(2,565)	(3,360)	(13,164)
Cash proceeds from divestitures	0	9,646	0
Sales of (investments in) marketable securities, net	169	(1,615)	1,670
Long-term advances to joint ventures	0	(24,959)	0
Investments in equity and other corporate investments	0	0	(10,868)
Net cash used in investing activities	(157,742)	(301,161)	(212,936)
Cash flows from financing activities:
Repayments of long-term debt	(135,733)	(14,390)	(9,043)
Proceeds from borrowings of long-term debt	117,000	0	3,510
Other borrowings (repayments), net	398,544	(49,421)	(94,643)
Dividends paid to shareholders	(78,107)	(69,113)	(57,759)
Dividends paid to noncontrolling interests	(10,014)	(7,628)	0
Repurchases of common stock	(582,298)	(63,575)	(178,132)
Proceeds from exercise of stock options	5,553	21,148	2,230
Excess tax benefits realized from stock-based compensation arrangements	3,266	14,809	10,574
Withholding taxes paid on stock-based compensation award distributions	(6,149)	(9,124)	(3,129)
Debt financing costs	(108)	0	(2,727)
Net cash used in financing activities	(288,046)	(177,294)	(329,119)
Net effect of foreign exchange on cash and cash equivalents	12,472	(2,031)	(5,538)
(Decrease) increase in cash and cash equivalents	(457)	8,280	(60,234)
Cash and cash equivalents at end of year	$ 477,239	$ 477,696	$ 469,416